Note 18 - Charter Termination Fees and Other Income	12 Months Ended
Dec. 31, 2011
Other Income and Other Expense Disclosure [Text Block]
18.	Charter Termination Fees and Other Income

Income of $103,577 in 2009 represent fees received for the early termination of the charter of M/V "Aristides N.P.". Income of $2,352,946 in 2010 and $735,707 in 2011 represents insurance proceeds consisting primarily of loss of hire insurance for the period M/V "Eleni P" was hijacked and unable to trade. The Company books such proceeds as other operating income when there is confirmation that its claim is accepted.